15. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2018
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$43,370	43,370	—	—	43,370
Investment securities available for sale	$194,578	—	194,328	250	194,578
Other investments	$4,361	—	—	4,361	4,361
Mortgage loans held for sale	$680	—	—	680	680
Loans, net	$797,578	—	—	748,917	748,917
Cash surrender value of life insurance	$15,936	—	15,936	—	15,936

Liabilities:
Deposits	$877,213	—	—	857,999	857,999
Securities sold under agreements
to repurchase	$58,095	—	58,095	—	58,095
Junior subordinated debentures	$20,619	—	20,619	—	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2017
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$57,304	57,304	—	—	57,304
Investment securities available for sale	$229,321	—	229,071	250	229,321
Other investments	$1,830	—	—	1,830	1,830
Mortgage loans held for sale	$857	—	—	857	857
Loans, net	$753,398	—	—	735,837	735,837
Cash surrender value of life insurance	$15,552	—	15,552	—	15,552

Liabilities:
Deposits	$906,952	—	—	894,932	894,932
Securities sold under agreements
to repurchase	$37,757	—	37,757	—	37,757
Junior subordinated debentures	$20,619	—	20,619	—	20,619